Stockholders’ equity - Schedule of preferred stock (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2019
Series A Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Offering price per unit shares (in usd per share)	$ 1.41
Dividend Rate (in dollars per share)	0.1129
Conversion Price (in dollars per share)	1.41
Liquidation Preference (in dollars per share)	$ 1.41
Shares Outstanding	7,295,759	7,295,759	7,295,759
Series A-1 Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Offering price per unit shares (in usd per share)	$ 7.16
Dividend Rate (in dollars per share)	0.5727
Conversion Price (in dollars per share)	7.16
Liquidation Preference (in dollars per share)	$ 7.16
Shares Outstanding	8,159,208	12,975,006	8,159,208
Series A-2 Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Offering price per unit shares (in usd per share)	$ 5.73
Dividend Rate (in dollars per share)	0.4581
Conversion Price (in dollars per share)	5.73
Liquidation Preference (in dollars per share)	$ 5.73
Shares Outstanding	2,335,837	2,335,837	2,335,837
Series B Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Offering price per unit shares (in usd per share)	$ 9.46
Dividend Rate (in dollars per share)	0.757
Conversion Price (in dollars per share)	9.46
Liquidation Preference (in dollars per share)	$ 9.46
Shares Outstanding	2,642,036	2,642,036	2,642,036
Series C Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Offering price per unit shares (in usd per share)	$ 12.09
Dividend Rate (in dollars per share)	0.967
Conversion Price (in dollars per share)	12.09
Liquidation Preference (in dollars per share)	$ 12.09
Shares Outstanding	10,119,484	10,119,484	10,119,484